                                              ----------------------------------
                                              OMB APPROVAL
                                              OMB Number: 3235-0570
                                              Expires: November 30, 2005
                                              Estimated average burden
                                              hours per response ........... 5.0
                                              ----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10355
                                   ---------------------------------------------

                              Bessemer Funds Trust
--------------------------------------------------------------------------------
                         (Exact name of registrant as specified in charter)

                 630 Fifth Avenue        New York, NY             10111
--------------------------------------------------------------------------------
                    (Address of principal executive offices) (Zip code)

       BISYS Fund Services, 3435 Stelzer Road, Columbus, OH  43219
--------------------------------------------------------------------------------
                              (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ------------------------

Date of fiscal year end:    October 31, 2003
                        ----------------------------

Date of reporting period:   October 31, 2003
                         ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                    [GRAPHIC]


                              BESSEMER SAND HILL
                               INVESTORS FUND II
--------------------------------------------------------------------------------

                                      Annual Report

                                      October 31, 2003



                      Bessemer Investment Management LLC
--------------------------------------------------------------------------------
                              INVESTMENT ADVISER

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------



    The total return of the Bessemer Sand Fund Investors Fund II (the "Fund") for the 12 months that ended October 31, 2003 was 68.75%./1/ In comparison, the Lipper Science and Technology Index rose 49.41% for the same period./2/ Since its inception in May 2001, the Fund's annualized return was -6.89%,/1/ versus -15.05% for the Lipper Science and Technology Index./2/

    To what do we attribute the Fund's significant outperformance, even during a period of sharply higher stock prices? The simple answer is that we invest in what we believe to be superior companies, and during the year just past, the market recognized, and rewarded, the intrinsic value of many of the companies we owned.

    On a broader level, much of the period presented a series of challenges to investors in the life sciences and electronic technology sectors. Corporate purse strings were tight--companies decided to restrain spending until signs of an economic recovery were more clearly evident--deflation was a concern, job growth was nonexistent and managements were decidedly risk averse.

    Then, starting this past summer, and continuing into the fall, global economies, including the U.S. economy, showed definite signs of growth and recovery. While some segments of the technology arena rebounded faster than others, circumstances improved in all areas.

    One sector that continues to interest us is enterprise software. In today's corporate environment, software is playing a vital role in increasing productivity and controlling costs for a broad range of businesses around the world. The enterprise software companies whose stocks we own are selling products that produce high and rapid returns on investment, with a low risk of failure. Corporate purchasing managers are buying again, but they are still exercising a high level of selectivity and their spending is slowly improving as the economy recovers.

    During the period, we liquidated a handful of positions and added a few stocks to the Fund. But as is our custom, we kept the portfolio's turnover ratio in the neighborhood of 20 percent, low by the standards of most other mutual funds. We also maintained a focused portfolio, owning just 31 stocks at the end of our reporting period./3/ Our investment discipline leads us to concentrate on a relatively small number of companies whose businesses we understand very well. This approach is contrary to the style

BESSEMER SAND HILL INVESTORS FUND II
INVESTMENT ADVISER'S REPORT
(Concluded)
--------------------------------------------------------------------------------


of many other funds, which seek broad diversification by owning many dozens, or hundreds, of individual names. We believe that the Fund is adequately diversified within the sectors that interest us.

    As of October 31, 2003, approximately 68% of the Fund's portfolio was invested in electronic technology stocks, 17% in life science stocks and the remainder in U.S. government agency securities./3/

    Over the last three years, we've seen a constant reduction of sales and earnings estimates by brokerage analysts, and a comparable lowering of investor expectations. We believe that during the next year, we will see a raising of estimates. Over the last 12 to 18 months, the companies in our portfolio have reduced their operating expenses by 40 to 50 percent. We are confident that the companies we own are competitive in their respective fields, and could further benefit by their very material cost-cutting.

    On a sadder note, we acknowledge the recent passing of Gen. Howard D. Graves, a highly valued member of our Board of Trustees since the Fund's inception. Gen. Graves leaves an enduring legacy of leadership and service. A former chancellor of the Texas A&M University System and former Superintendent of the U.S. Military Academy at West Point, Gen. Graves retired from the Army with the rank of Lieutenant General. He was, in the words of current USMA Superintendent Lt. Gen. William J. Lennox, "a distinguished soldier, educator and leader... (who) never lost sight of the principles of Duty, Honor, Country." In addition, effective December 2, 2003, the Board accepted the resignation of Frank E. Helsom, a Trustee. The Board, on behalf of the Trust, has appointed Ms. Patricia Francy as Trustee and member of the Board effective December 2, 2003.

    We are pleased to send you this annual report for the fiscal year ended October 31, 2003, a period of dramatic geopolitical and economic activity, and a stunning turnaround in the stock market.

    We thank you for your continued support.

/1/ Past performance is not indicative of future results. Performance is as of the date indicated and may differ from current performance due to market volatility. To obtain more current performance information please call your investment representative. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
/2 /The Lipper Science and Technology Index is the composite performance of the 30 largest science and technology mutual funds, as categorized by Lipper Analytical Services, Inc. Investments cannot be made directly in an index.
/3/ The composition of the Fund's portfolio is subject to change. A portfolio containing a limited number of holdings may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                               October 31, 2003
--------------------------------------------------------------------------------



         Shares            Security Description               Value
         ------            --------------------               -----
         COMMON STOCKS--76.8%
                 BIOTECHNOLOGY & DRUGS--15.0%
         247,200 Affymetrix, Inc. (b)                      $  6,335,736
         193,800 ArthroCare Corp. (b)                         4,331,430
             900 Charles River Laboratories International,
                 Inc. (b)                                        29,016
         116,700 Exelixis, Inc. (b)                             867,081
         122,200 Molecular Devices Corp. (b)                  2,170,272
         183,300 Nektar Therapeutics (b)                      2,408,562
         115,800 Tularik, Inc. (b)                            1,455,606
         179,500 Vertex Pharmaceuticals, Inc. (b)             2,355,040
                                                           ------------
                                                             19,952,743
                                                           ------------
                 BUSINESS & INFORMATION
                 SERVICES--5.9%
         228,900 BEA Systems, Inc. (b)                        3,181,710
          93,500 Intuit, Inc. (b)                             4,684,350
                                                           ------------
                                                              7,866,060
                                                           ------------
                 COMMUNICATIONS &
                 NETWORKING--8.2%
         142,000 Brocade Communications Systems, Inc. (b)       931,662
         679,700 JDS Uniphase Corp. (b)                       2,399,341
         370,300 Juniper Networks, Inc. (b)                   6,665,400
          79,900 McData Corp.--Class B (b)                      816,578
                                                           ------------
                                                             10,812,981
                                                           ------------
                 OTHER TECHNOLOGY--10.3%
         568,100 CNET Networks, Inc. (b)                      4,624,334
         208,000 Yahoo!, Inc. (b)                             9,091,680
                                                           ------------
                                                             13,716,014
                                                           ------------

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
PORTFOLIO OF INVESTMENTS
October 31, 2003 (Continued)
--------------------------------------------------------------------------------


             Shares
               or
            Principal
             Amount          Security Description           Value
            ---------        --------------------           -----
           COMMON STOCKS--Continued
                       SEMICONDUCTOR--17.1%
                69,200 FormFactor, Inc. (b)              $  1,725,156
                94,600 Linear Technology Corp.              4,030,906
               138,100 Magma Design Automation, Inc. (b)    3,346,163
                77,400 Maxim Integrated Products, Inc.      3,842,136
               202,900 PMC-Sierra, Inc. (b)                 3,686,693
               872,300 Vitesse Semiconductor Corp. (b)      6,140,992
                                                         ------------
                                                           22,772,046
                                                         ------------
                       SOFTWARE--19.5%
               211,900 Advent Software, Inc. (b)            3,888,365
               337,900 Agile Software Corp. (b)             3,706,763
               134,200 Documentum, Inc. (b)                 3,992,450
                25,600 Electronic Arts, Inc. (b)            2,532,864
                71,300 NetScreen Technologies, Inc. (b)     1,896,580
               435,200 Siebel Systems, Inc. (b)             5,453,055
               630,800 Vignette Corp. (b)                   1,583,308
               327,500 webMethods, Inc. (b)                 2,832,875
                                                         ------------
                                                           25,886,260
                                                         ------------
                       TELECOMMUNICATIONS--0.8%
               160,451 CIENA Corp. (b)                      1,028,491
                                                         ------------
           TOTAL COMMON STOCKS
             (Cost $91,834,436)                           102,034,595
                                                         ------------
           U.S. GOVERNMENT AGENCIES--13.9%
           $ 1,000,000 Fannie Mae, 1.07%, 11/12/2003          999,677
           $17,500,000 Fannie Mae, 1.08%, 12/03/2003       17,483,781
                                                         ------------
           TOTAL U.S. GOVERNMENT AGENCIES
             (Cost $18,483,458)                            18,483,458
                                                         ------------

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                   October 31, 2003 (Concluded)
--------------------------------------------------------------------------------


             Shares
               or
            Principal
             Amount         Security Description          Value
            ---------       --------------------          -----
                      TOTAL INVESTMENTS
                        (Cost $110,317,894) (a)--90.7% $120,518,053
                      OTHER ASSETS IN EXCESS OF
                        LIABILITIES--9.3%                12,399,458
                                                       ------------
                      NET ASSETS--100.0%               $132,917,511
                                                       ============

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation....  $21,496,492
                    Unrealized depreciation.... (11,296,333)
                                                ------------
                    Net unrealized appreciation  $10,200,159
                                                ============

(b) Non-income producing security.

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003
--------------------------------------------------------------------------------



      Assets:
      Investments, at value (cost of $110,317,894).......... $120,518,053
      Cash and equivalents..................................    4,781,588
      Accrued income receivable.............................        5,893
      Receivable for fund interests sold....................    8,522,500
      Receivable for investments sold.......................      532,149
      Prepaid expenses......................................        9,948
                                                             ------------
          Total Assets......................................  134,370,131
                                                             ------------
      Liabilities:
      Payable for fund interests repurchased................      445,427
      Payable for investments purchased.....................      690,589
      Incentive fee.........................................      221,146
      Payable to trustees...................................       12,000
      Accrued expenses......................................       83,458
                                                             ------------
          Total Liabilities.................................    1,452,620
                                                             ------------
      Net Assets............................................ $132,917,511
                                                             ============
      Net assets consist of:
      Paid-in capital....................................... $129,055,155
      Accumulated net realized loss on investments..........   (6,337,803)
      Net unrealized appreciation on investments............   10,200,159
                                                             ------------
      Net Assets............................................ $132,917,511
                                                             ============
      Net Asset Value, Maximum Offering Price and Redemption
        Proceeds per Interest............................... $       8.37
                                                             ============
      Number of Interests Outstanding.......................   15,881,964
                                                             ============

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                        STATEMENT OF OPERATIONS
                                            For the Year Ended October 31, 2003
--------------------------------------------------------------------------------



       Investment Income:
           Interest........................................ $   108,768
           Dividend........................................      26,244
                                                            -----------
               Total Income................................     135,012
                                                            -----------
       Expenses:
           Management......................................   1,164,149
           Incentive fee...................................     221,146
           Legal...........................................      85,853
           Trustees........................................      56,450
           Audit and tax...................................      33,650
           Miscellaneous...................................      33,349
                                                            -----------
               Total expenses..............................   1,594,597
       Less fees waived:
           Waiver of management fee........................    (102,881)
                                                            -----------
               Net expenses................................   1,491,716
                                                            -----------
       Net Investment Loss.................................  (1,356,704)
                                                            -----------
       Net Realized and Unrealized Gain/(Loss):
           Net realized losses on investments..............  (6,168,809)
           Net change in unrealized appreciation on
             investments...................................  51,004,444
                                                            -----------
       Net Realized and Unrealized Gain....................  44,835,635
                                                            -----------
       Net Increase in Net Assets Resulting from Operations $43,478,931
                                                            ===========

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                      Year          Year
                                                      Ended         Ended
                                                   October 31,   October 31,
                                                      2003          2002
                                                  ------------  ------------
  From Operations:
      Net investment loss........................ $ (1,356,704) $ (1,000,527)
      Net realized losses on investments.........   (6,168,809)     (148,640)
      Net change in unrealized appreciation/
        (depreciation) on investments............   51,004,444   (34,050,010)
                                                  ------------  ------------
      Net increase/(decrease) in net assets
        from operations..........................   43,478,931   (35,199,177)
                                                  ------------  ------------
  From Fund Interest Transactions:
      Proceeds from sale of fund interests.......   42,166,750    39,993,512
      Cost of fund interests repurchased.........   (3,381,250)   (9,446,891)
                                                  ------------  ------------
      Net increase in net assets resulting from
        fund interest transactions...............   38,785,500    30,546,621
                                                  ------------  ------------
      Net Increase/(Decrease) in Net
        Assets...................................   82,264,431    (4,652,556)
                                                  ------------  ------------
  Net Assets:
      Beginning of year..........................   50,653,080    55,305,636
                                                  ------------  ------------
      End of year................................ $132,917,511  $ 50,653,080
                                                  ============  ============
      Undistributed net investment income........ $         --  $         --
                                                  ============  ============
  Interest Transactions:
      Issued.....................................    6,180,863     5,328,421
      Repurchased................................     (521,492)   (1,839,840)
                                                  ------------  ------------
      Net Increase in Interests..................    5,659,371     3,488,581
                                                  ============  ============

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                               October 31, 2003
--------------------------------------------------------------------------------


NOTE 1. ORGANIZATION

    Bessemer Funds Trust (the "Trust"), a Delaware Business Trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust's Declaration of Trust authorizes the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests ("Interests") and to establish and designate such Interests into one or more series of the Trust. At October 31, 2003, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the "Fund") which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23c-3 of the Act that will offer to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Bessemer Trust Company, N.A., ("BTNA"), is the investment manager and investment adviser to the Fund. Glynn Capital Management LLC (the "Sub-Adviser") serves as the investment sub-adviser. Previously, the Manager owned a 24.9% limited participation interest in the Sub-Adviser. Effective June 30, 2003, John Glynn, founder and president of the Sub-Adviser exercised his call option, which required the Manager to sell back its 24.9% interest to the Sub-Adviser. Accordingly, the Manager no longer has any equity interest in the Sub-Adviser.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    A. Valuation of Investments. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid price. Such bid prices shall be obtained from a reputable independent pricing service. If the quotations are not readily available, or if the values have been materially affected by events occurring after the close of a foreign market,

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (Continued)
--------------------------------------------------------------------------------


assets may be valued by a method that the Board, or the Valuation Committee of the Board believes accurately reflects fair value.

    Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid price. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or or based on averages of prices obtained from reputable independent pricing services.

    Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

    B. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Realized gains and losses on security transactions are calculated based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

    C. Distributions to Shareholders. Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTE 3. RELATED PARTY TRANSACTIONS

    A. Investment Management and Incentive Fees. Pursuant to an investment advisory agreement, the Fund has retained the Manager to make investment decisions. The investment management fee paid to the Manager for advisory services is computed and payable monthly and is equal to 0.125% (1.50% on an annualized basis) of the Fund's net assets as of the preceding month-end. The Manager pays the Sub-Adviser one-third of the

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                   October 31, 2003 (Continued)
--------------------------------------------------------------------------------


management fee as long as the Sub-Adviser acts in that role for the Fund. For the year ended October 31, 2003, the Manager paid $388,050 to the Sub-Adviser. Effective June 1, 2003 the Manager has agreed to voluntarily waive a portion of its investment management fee so as to maintain an effective annualized investment management fee rate of 1.25% to the Fund. Such waiver is voluntary and may be withdrawn at any time by the Manager. The waiver amount is disclosed on the Statement of Operations.

    The Manager will also be entitled to receive an incentive fee (the "Incentive Fee") which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund's net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund's net assets at the beginning of such fiscal year adjusted for current year's subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund's net assets exceeds the highest previous value ("High Water Mark") as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee shall be payable as follows: (i) 90% to be paid within 30 days of Fund's fiscal year-end and (ii) the balance within 30 days after the completion of the Fund's audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser as long as the Sub-Adviser acts in that role for the Fund. For the year ended October 31, 2003, the Manager assigned the Incentive Fee as shown on the Statement of Operations to the Sub-Adviser.

    The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of October 31, 2003, the Incentive Fee payable to the Manager is as shown on the Statement of Assets and Liabilities.

    B. Administration and Transfer Agency. The Manager is responsible for providing or securing certain administration and transfer agency services, including, but not limited to, records detailing the investors in the Fund and the amount of their Interests. BTNA, a federally chartered bank and wholly-owned subsidiary of The Bessemer Group, Inc., serves as the Fund's administrator and transfer agent. BTNA has entered into a sub-

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (Continued)
--------------------------------------------------------------------------------


administration agreement with BISYS Fund Services Ohio, Inc. (the
"Sub-Administrator") to serve as sub-administrator to the Fund. BTNA will pay the Sub-Administrator an annual fee of 0.09% of the Fund's net assets calculated and payable on a monthly basis. The Manager is solely responsible for paying BTNA any administration and transfer agent fees for such services.

    C. Trustee Fees. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,000 per meeting attended ($500 for any special meetings, including audit committee meetings) and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

    D. Custody Fees. The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company ("Bessemer"), a New Jersey state chartered bank having ownership similar to that of the Manager, serves as the Fund's custodian. Bessemer is responsible for maintaining the books and records of the Funds' securities and cash. The Manager is solely responsible for paying Bessemer any custody fees for such services.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the year ended October 31, 2003, the Fund had purchases of investment securities (other than short-term investments) of $21,655,035 and proceeds from sales of $10,184,659.

NOTE 5. SUBSCRIPTIONS AND REPURCHASE OFFERS

    Interests in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. All investments in the Fund are sold without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

    In accordance with Rule 23-c3 of the Act, the Fund will offer to repurchase Interests (the "Repurchase Offer") on a quarterly basis or on the last business day of every January, April, July and October. The repurchase price will typically be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                   October 31, 2003 (Continued)
--------------------------------------------------------------------------------


deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October.

    The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the "Repurchase Amount"). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the "Additional Amount"). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis.

    The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund's Interests. For the year ended October 31, 2003, the Fund had total subscriptions of $42,166,750 and repurchases of $3,381,250.

NOTE 6. FEDERAL INCOME TAXES

    It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

    As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

                      Net Realized Losses....... $(6,338)
                      Unrealized Appreciation...  10,200
                                                 -------
                      Total Accumulated Earnings $ 3,862
                                                 =======

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (Concluded)
--------------------------------------------------------------------------------



    At October 31, 2003, the Fund had $6,337,803 capital loss carryforwards for federal income tax purposes. Of this amount, $20,354 will expire in 2009, $148,640 will expire in 2010 and $6,168,809 will expire in 2011. The capital loss carryforward will reduce the applicable Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and this will reduce the amount of the distributions to investors which would otherwise be necessary to relieve the Fund of any liability for federal income taxes.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                           FINANCIAL HIGHLIGHTS
                            (For an Interest Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                         For the     For the     For the
                                          Year        Year       Period
                                          Ended       Ended       Ended
                                       October 31, October 31, October 31,
                                          2003        2002       2001(a)
                                       ----------- ----------- -----------
   Net asset value, beginning of
     period...........................  $   4.96    $   8.21    $  10.00
                                        --------    --------    --------
   Investment Operations:
       Net investment loss............     (0.09)      (0.10)      (0.04)
       Net realized and unrealized
         gains/(losses) on
         investments..................      3.50       (3.15)      (1.75)
                                        --------    --------    --------
           Total from investment
             operations...............      3.41       (3.25)      (1.79)
                                        --------    --------    --------
   Net asset value, end of period.....  $   8.37    $   4.96    $   8.21
                                        ========    ========    ========
   Total Return.......................    68.75%     (39.59%)    (17.90%)(c)
   Annualized Ratios/Supplementary
     Data:
   Net assets at end of period (000)..  $132,918    $ 50,653    $ 55,306
   Ratio of expenses to average net
     assets...........................     1.82%       1.89%       1.75%(b)
   Ratio of net investment loss to
     average net assets...............    (1.66%)     (1.52%)     (1.30%)(b)
   Ratio of expenses to average net
     assets*..........................     1.95%          (d)         (d)
   Ratio of net investment loss to
     average net assets*..............    (1.79%)         (d)         (d)
   Portfolio turnover rate............    15.55%       2.78%       0.02%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b) Annualized.
(c) Not annualized.
(d) There were no voluntary fee reductions during the period.

                      See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders of
Bessemer Funds Trust:

    We have audited the accompanying statement of assets and liabilities of Bessemer Sand Hill Investors Fund II (the one portfolio constituting the Bessemer Funds Trust--the "Trust"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bessemer Sand Hill Investors Fund II of Bessemer Funds Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
December 19, 2003

                                                       TRUSTEES AND OFFICERS OF
                                                           BESSEMER FUNDS TRUST
--------------------------------------------------------------------------------


    Interested Trustees and Officers. The table below sets forth certain information about each of the Trusts' Interested Trustees, as well as its Executive Officers.

                                                                         Number
                                                                           of
                                                                       Portfolios
                                     Term of                            in Fund
                                     Office;                            Complex        Other
                       Position(s)    Term                              Overseen  Directorships(1)
                        Held with   Served in  Principal Occupation(s)     by         Held by
Name, Address, and Age    Trust      Office      During Past 5 Years    Trustee       Trustee
---------------------- ----------- ----------- ----------------------- ---------- ----------------
  John R. Whitmore....  Trustee    Indefinite;  Consultant, Bessemer      6             4
  630 Fifth Avenue                 2 Years,     Trust Company, N.A.
  New York, NY 10111               6 Months     (Since 1999);
  Age: 70                                       President, CEO &
                                                Director of Bessemer
                                                Group, Inc. and
                                                subsidiaries of
                                                Bessemer Trust
                                                Company, N.A. (1975-
                                                1998).

  Frank E. Helsom.....  Trustee    Through      Consultant, Bessemer      1             N/A
  630 Fifth Avenue                 Dec. 2,      Trust Company, N.A.
  New York, NY 10111               2003;        (Since 2002);
  Age: 61                          2 Years,     President and CEO,
                                   6 Months     The Bessemer Group,
                                                Incorporated and all
                                                bank subsidiaries
                                                (2000-2002); Senior
                                                Executive Vice
                                                President of the
                                                Bessemer Group,
                                                Incorporated and all
                                                bank subsidiaries
                                                (1994-2000).

  Timothy J. Morris...  President  Indefinite;  Senior Managing           N/A           N/A
  630 Fifth Avenue                 2 Years,     Director, The
  New York, NY 10111               6 Months     Bessemer Group,
  Age: 60                                       Incorporated and all
                                                bank subsidiaries
                                                (Since 1995); Chief
                                                Investment Officer,
                                                The Bessemer Group,
                                                Incorporated and all
                                                bank subsidiaries
                                                (Since 1997).

TRUSTEES AND OFFICERS OF
BESSEMER FUNDS TRUST
(Continued)
--------------------------------------------------------------------------------


                                                                         Number
                                                                           of
                                                                       Portfolios
                                     Term of                            in Fund
                                     Office;                            Complex        Other
                       Position(s)    Term                              Overseen  Directorships(1)
                        Held with   Served in  Principal Occupation(s)     by         Held by
Name, Address, and Age    Trust      Office      During Past 5 Years    Trustee       Trustee
---------------------- ----------- ----------- ----------------------- ---------- ----------------
  Peter C. Artemiou... Vice        Indefinite; Senior Vice President      N/A           N/A
  630 Fifth Avenue     President;  2 Years,    and Controller
  New York, NY 10111   Assistant   6 Months    Alternative Assets,
  Age: 40              Treasurer               The Bessemer Group,
                                               Incorporated and
                                               Bessemer Trust
                                               Company, N.A. (Since
                                               2000); Assistant Vice
                                               President The
                                               Bessemer Group,
                                               Incorporated and all
                                               bank subsidiaries
                                               (1996-2000).

  John J. Hederman.... Vice        Indefinite; Principal &                N/A           N/A
  630 Fifth Avenue     President;  5 Months    Compliance Officer,
  New York, NY 10111   Assistant               Bessemer Trust
  Age: 53              Secretary               Company N. A. (Since
                                               May 2002); Director
                                               of Internal Audit
                                               Department, Bessemer
                                               Trust Company
                                               (1996-2001).

  Don J. Andrews...... Vice        Indefinite; Managing Director          N/A           N/A
  630 Fifth Avenue     President   10 Months   and Chief Compliance
  New York, NY 10111                           Officer, Bessemer
  Age: 45                                      Trust Company N.A.
                                               (Since October 2002);
                                               Chief Compliance
                                               Officer, Van Kampen
                                               Investments, Inc.
                                               (1999-2002); Deputy
                                               General Counsel,
                                               EVEREN Securities,
                                               Inc. (1993-1999).

  Richard Murtagh..... Vice        Indefinite; Principal & Controller,    N/A           N/A
  630 Fifth Avenue     President;  2 Years,    The Bessemer Group,
  New York, NY 10111   Assistant   6 Months    Incorporated and all
  Age: 42              Treasurer               bank subsidiaries
                                               (Since 1997); Vice
                                               President and Assistant
                                               Controller, The
                                               Bessemer Group,
                                               Incorporated and all
                                               bank subsidiaries
                                               (1987-1997).

                                                       TRUSTEES AND OFFICERS OF
                                                           BESSEMER FUNDS TRUST
                                                                    (Concluded)
--------------------------------------------------------------------------------


                                                                         Number
                                                                           of
                                                                       Portfolios
                                     Term of                            in Fund
                                     Office;                            Complex        Other
                       Position(s)    Term                              Overseen  Directorships(1)
                        Held with   Served in  Principal Occupation(s)     by         Held by
Name, Address, and Age    Trust      Office      During Past 5 Years    Trustee       Trustee
---------------------- ----------- ----------- ----------------------- ---------- ----------------
  John G. MacDonald... Treasurer;  Indefinite; Managing Director,         N/A           N/A
  630 Fifth Avenue     Chief       2 Years,    CFO and Treasurer, The
  New York, NY 10111   Financial   6 Months    Bessemer Group,
  Age: 46              Officer                 Incorporated (Since
                                               1996); Senior Vice
                                               President, The
                                               Bessemer Group,
                                               Incorporated (1987-
                                               1996).

  Curtis Barnes....... Secretary   Indefinite; Vice President--           N/A           N/A
  60 State Street                  5 Months    Registration, Legal
  Suite 1300                                   Services, BISYS Fund
  Boston, MA 02109                             Services (Since 1995).
  Age: 50

(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
    Section 15(d) of the Exchange Act.

    Independent Trustees. The following table sets forth certain information about the Trusts' Independent Trustees.

                                                                          Number
                                                                            of
                                                                        Portfolios
                                      Term of                            in Fund
                                      Office;                            Complex        Other
                        Position(s)    Term                              Overseen  Directorships(1)
                         Held with   Served in  Principal Occupation(s)     by         Held by
Name, Address, and Age     Trust      Office      During Past 5 Years    Trustee       Trustee
----------------------  ----------- ----------- ----------------------- ---------- ----------------
Eugene P. Beard........  Trustee    Indefinite;  Vice Chairman--            6             3
372 Danbury Road,                   2 Years,     Finance &
2nd Floor                           6 Months     Operations, The
Wilton, CT 06897                                 Interpublic Group of
Age: 68                                          Companies, Inc.

Robert M. Kaufman, Esq.  Chairman   Indefinite;  Partner, Proskauer         6             1
1585 Broadway            of the     2 Years,     Rose LLP, Attorneys
New York, NY 10036       Board;     6 Months     at Law.
Age: 74                  Trustee

(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
    Section 15(d) of the Exchange Act.

    The Statement of Additional Information ("SAI") includes additional information about the Trusts' trustees and officers. To obtain a copy of the SAI, without charge, call (800) 607-2200.


         Investment Adviser:                Custodian:
         Bessemer Investment Management LLC Bessemer Trust Company
         630 Fifth Avenue                   100 Woodbridge Center Drive
         New York, NY 10111                 Woodbridge, NJ 07095
         (212) 708-9100
                                            Independent Auditors:
         Administrator and Transfer Agent:  Deloitte & Touche LLP
         Bessemer Trust Company, N.A.       Two World Financial Center
         100 Woodbridge Center Drive        New York, NY 10281
         Woodbridge, NJ 07095


(12/03)

The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 10 (a)(1).

Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

             (i) Has at least one audit committee financial expert serving on its audit committee; or

             (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

             (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Eugene P. Beard. He is an independent trustee.

Item 4.  Principal Accountant Fees and Services.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Only effective for annual reports with periods ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

                              Bessemer Funds Trust
                               Proxy Voting Policy

It is the policy of the Board of Trustees of Bessemer Funds Trust (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities to each investment adviser as a part of the adviser's general management of the portfolio, subject to the Board's continuing oversight. The following are the guidelines adopted by the Board for the administration of this policy:

Fiduciary Duty

Each adviser to whom authority to vote on behalf of the Bessemer Funds Trust (the "Trust") is delegated acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its interestholders.

Review of Policies & Procedures

Each adviser must present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. The Board shall review the policies, procedures and other guidelines presented by each adviser to determine that they meet the requirements of this policy.

Voting Record Reporting

Each adviser must include in its Board presentation materials once each year a record of each proxy voted with respect to portfolio securities of the Trust during the year. The report must include a separate report of proxies with respect to which the adviser or its affiliates have such a relationship that proxies presented with respect to those companies give rise to a conflict of interest between the adviser and the Trust indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

                                   Subadvisers

The adviser may, but is not required to further delegate the responsibility for voting proxies relating to portfolio securities to a sub-adviser retained to provide investment advisory services to portfolios of the Trust. If such responsibility is delegated to a sub-adviser, the sub-adviser shall assume the reporting responsibilities of the adviser under these policy guidelines.

Record Retention

Each adviser will maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940 and the rules promulgated thereunder.

Revocation

The delegation of authority by the Board to vote proxies relating to portfolio securities of the Trust is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

                       BESSEMER INVESTMENT MANAGEMENT LLC

                         Proxy Voting Policy Guidelines

                        Restated as of November 18, 2003

As part of the investment decision process, Bessemer considers the strength and quality of company management, and Bessemer generally invests in companies where it feels management is strong. Accordingly, it is Bessemer's presumption that management generally will be supported unless there are compelling shareholder-related reasons to vote against their recommendations. Therefore, Bessemer generally will vote proxies in accordance with the following guidelines, provided that Bessemer reserves the right to vote in a different manner in any instance if Bessemer believes it to be in the best interest of shareholders. Bessemer has contracted with Institutional Shareholder Services ("ISS"), a professional proxy voting and corporate governance service, to provide research on proxy issues and to vote proxies on Bessemer's behalf.

1.  Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote FOR director nominees unless there are specific concerns adverse to shareholder interest.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold under ISS' definition of independence.

Vote FOR shareholder proposals asking that a majority or more of directors on the board, audit, compensation, and/or nominating committees be independent, unless the committee composition already meets this standard.

2.  Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements if they are above 60%.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting. Vote AGAINST proposals to restore or permit cumulative voting.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

3.  Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

       . An auditor has a financial interest in or association with the company, and is therefore not independent

       . There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

4.  Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

If the vote is in favor of the dissidents, vote FOR reimbursing proxy solicitation expenses. If the vote is against the dissidents, vote AGAINST reimbursing proxy solicitation expenses.

5.  Capital Structure

Common Stock Authorization

Vote FOR proposals to increase the number of shares of common stock authorized for issuance unless ISS's research and analysis indicate that the resulting authorized but unissued shares are excessive. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
       . It is intended for financing purposes with minimal or no dilution to current shareholders

       . It is not designed to preserve the voting power of an insider or significant shareholder

6.  Executive and Director Compensation

Votes with respect to compensation plans will be cast as recommended by ISS based on their research and analysis. ISS will value every award type granted by U.S. companies, using the expanded compensation data disclosed under the SEC's rules. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. ISS will evaluate plans proposed by non-U.S. companies using the data available to analyze dilution issues and other plan terms, including plan administration.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options will be cast as recommended by ISS, based on the conclusions of their research and analysis, taking into consideration the following:

       . Historic trading patterns

       . Rationale for the repricing

       . Value-for-value exchange

       . Option vesting

       . Term of the option

       . Exercise price

       . Participation

Employee Stock Purchase and/or Stock Option Plans

Votes on employee stock purchase or stock option plans will be determined as follows:

Vote AGAINST employee stock purchase or stock option plans where any of the following apply:

       . Purchase price is less than 80% percent of fair market value

       . Offering period is 61 months or more, or

       . Potential voting power dilution (VPD) is ten percent or more.

Vote AGAINST any stock option plan in which the cost of the plan as determined by ISS is ten percent or more. All other employee stock purchase and stock option plans to be voted as recommended by ISS.

Shareholder Proposals on Compensation

Vote AGAINST shareholder proposals regarding executive and director pay, unless appropriate based on ISS's research and analysis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. Vote AGAINST shareholder proposals requiring all stock option awards to be performance-based or requiring all stock options to be expensed, vote AGAINST shareholder proposals requiring companies to award stock options to lower ranking employees instead of granting such awards to executives only, and vote AGAINST shareholder proposals forbidding companies from awarding stock options to executives.

Vote in accordance with ISS's recommendation on shareholder proposals requiring companies to draft reports detailing their executive retirement benefits or requiring shareholder approval of extraordinary pension benefits for senior executives under a company's supplemental executive retirement plan. Vote AGAINST all other shareholder proposals regarding officer or director compensation.

Shareholder Proposals on Holding Periods

Vote AGAINST shareholder proposals requiring companies to require executives to hold all of the company stock purchased by the exercise of stock options for the entire time an executive is employed by the company. Vote on any shareholder proposals requiring a shorter holding period in accordance with ISS's recommendation.

7.  Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Vote FOR shareholder proposals to redeem a company's poison pill and vote AGAINST management proposals to ratify a poison pill.

8.  Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

9.  Reincorporation Proposals

Proposals to change a company's jurisdiction of incorporation will be evaluated by giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when recommended by company management.

10.  Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity, and will be evaluated as to whether the proposal will enhance the economic value of the company. In general, vote AGAINST shareholder proposals unless recommended by company management.

11.  Issues in Countries with Share Blocking

Share blocking (the practice in some countries of prohibiting a shareholder from selling its shares for a specified period once it has cast its vote on an upcoming proxy) imposes a significant burden on shareholders in terms of reduced liquidity. Even in countries that permit unblocking, a lengthy delay is involved before a shareholder can execute a desired sale of securities. As a result of the potential inability of to sell shares when needed, Bessemer will NOT VOTE proxies in companies located in countries that practice share blocking.

12.  Other Issues

All other issues are voted in accordance with the presumption that Bessemer will vote FOR proposals recommended by management and AGAINST shareholder proposals unless recommended by management.

13.  Conflicts of Interest

In those situations where Bessemer determines that there is a potential conflict of interest, Bessemer will either retain an independent fiduciary to vote the proxy or will refer the proxy to the governing board of the relevant investment company

Item 8. [Reserved]

Item 9. Controls and Procedures.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Bessemer Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ John G. MacDonald     John G. MacDonald, Treasurer
                         -------------------------------------------------------
and Chief Financial Officer
--------------------------------------------------------------------------------

Date   December 30, 2003
    ------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Timothy J. Morris     Timothy J. Morris, President
                         -------------------------------------------------------

Date   December 30, 2003
    ------------------------------

By (Signature and Title)* /s/ John G. MacDonald     John G. MacDonald, Treasurer
                         -------------------------------------------------------
and Chief Financial Officer
--------------------------------------------------------------------------------

Date   December 30, 2003
    ------------------------------

* Print the name and title of each signing officer under his or her signature.